Condensed Statement of Cash Flows - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (147,901)	$ (75,262,686)	$ (25,097,268)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation	0	74,711,014	22,800,000
Debt discount and deferred issuance cost amortization			12,560
Non-cash interest	0	110,352
Gain on non-cash settlement of accrued expenses	0	(809,714)
Change in prepaid professional fees	0	(5,000)
Change in other assets	(488)	(5,000)
Change in accounts payable	0	190,175	460,530
Change in accrued expenses	0	94,401	496,754
Change in related party accounts payable			272,465
Change in accrued compensation	0	558,905	495,167
Change in accrued interest	0	668
Net cash used in operating activities	(148,389)	(416,885)	(559,792)
Cash Flows from Financing Activities
Proceeds from issuance of promissory notes payable	200,000	70,000
Proceeds from issuance of common stock	488	355,850
Proceeds from related party notes payable			560,000
Net cash provided by financing activities	200,488	425,850	560,000
Net increase in cash	52,099	8,965	208
Cash at beginning of the period	0	208	0
Cash at end of the period	52,099	9,173	208
Supplementary Disclosures of Cash Flow Information
Cash paid for income taxes	0	0	0
Cash paid for interest	$ 0	$ 0	$ 0